STOCKHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Treasury stock acquired				3,666,789	3,581,851
Treasury Stock As Percentage Of Outstanding Stock				15.62%
Dividends				$ 29,827	$ 23,275	$ 8,763
Dividends declared				$ 40,000	$ 32,000	$ 14,000
Cash dividend declared, value per share				$ 2	$ 1.56	$ 0.68
Stcok repurchased by subsidiary, shares				84,938
Stcok repurchased by subsidiary, amount				$ 3,100
Board of directors [Member]
Dividends	$ 10,000	$ 8,000	$ 5,000
Fully Owned Subsidiary [Member]
Stcok repurchased by subsidiary, shares						282,644
Stcok repurchased by subsidiary, amount						$ 6,600